Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share
17.	EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2016	2017	2018
	Ordinary shares	Ordinary shares	Ordinary shares	Ordinary shares
	RMB	RMB	RMB	US$
Basic earnings per share:
Numerator:
Net income attributable to Autohome Inc.	1,227,914	2,001,619	2,871,015	417,573
Denominator:
Weighted average ordinary shares outstanding	114,237,600	116,379,846	117,671,971	117,671,971

Basic earnings per share	10.75	17.20	24.40	3.55

Diluted earnings per share:
Numerator:
Net income attributable to Autohome Inc.	1,227,914	2,001,619	2,871,015	417,573
Denominator:
Weighted average ordinary shares outstanding	114,237,600	116,379,846	117,671,971	117,671,971
Dilutive effect of share-based awards	1,798,727	1,679,010	1,563,408	1,563,408

Weighted average number of shares outstanding-diluted	116,036,327	118,058,856	119,235,379	119,235,379

Diluted earnings per share	10.58	16.95	24.08	3.50

The effects of 831,042, 272,421 and 159,033 stock options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2016, 2017 and 2018, respectively. The effects of 354,423, 201,432 and 254,829 restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2016, 2017 and 2018, respectively.